Derivative and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives Instruments in Balance Sheet Location
The table below presents the fair value of derivative financial instruments as well as the classification within the consolidated statements of financial condition:

	June 30, 2024		December 31, 2023
(Dollars in thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Interest rate contracts	Other Assets	$23,629	Other Assets	$8,880
Interest rate contracts	Other Liabilities	$-	Other Liabilities	$-

Location and Amount of Gain (Loss) in Income on Fair Value and Cash Flow Hedging Relationships
The table below presents the effect of fair value and cash flow hedge accounting on the consolidated statements of operations for the periods presented:

	Location and Amount of Gain or (Loss) Recognized in Income on Fair Value and Cash Flow Hedging Relationships				Location and Amount of Gain or (Loss) Recognized in Income on Fair Value and Cash Flow Hedging Relationships
	Three months ended June 30, 2024		Three months ended June 30, 2023		Six months ended June 30, 2024		Six months ended June 30, 2023
(Dollars in thousands)	Interest Income	Interest Expense	Interest Income	Interest Expense	Interest Income	Interest Expense	Interest Income	Interest Expense
Total amounts of income and expense line items presented in the consolidated statements of income in which the effects of fair value or cash flow hedges are recorded	$800	$974	$(137)	$-	$858	$974	$(504)	$-

Gain or (loss) on fair value hedging relationships:
Interest rate contracts:
Hedged items	$(1,664)	$-	$(6,753)	$-	$(6,986)	$-	$(731)	$-
Derivatives designated as hedging instruments	$1,680	$-	$6,705	$-	$6,945	$-	$745	$-
Amount excluded from effectiveness testing recognized in earnings based on amortization approach	$-	$-	$-	$-	$-	$-	$-	$-

Gain or (loss) on cash flow hedging relationships:
Interest rate contracts:
Amount of gain or (loss) reclassified from accumulated other comprehensive income into income	$(205)	$-	$(887)	$-	$(1,092)	$-	$(1,043)	$-
Amount excluded from effectiveness testing recognized in earnings based on amortization approach	$-	$-	$-	$-	$-	$-	$-	$-

Schedule of Cumulative Basis Adjustments on Hedged Items Designated as Fair Value Hedges and Related Amortized Cost
The table below presents the cumulative basis adjustments on hedged items designated as fair value hedges and the related amortized cost of those items as of the periods presented:

(Dollars in thousands) Line Item in the Statement of Financial Position in which the Hedged Item is included	Amortized cost of the Hedged Assets/(Liabilities)	June 30, 2024 Cumulative amount of Fair Value Hedging Adjustment included in the carrying amount of the Hedged Assets/(Liabilities)
Securities available for sale	$221,452	$(7,383)